Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Held-to-Maturity Securities
9.1	Held-to-maturity securities

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Debt securities
Government bonds	179,943	125,866
Government agency bonds	266,986	241,808
Corporate bonds	212,709	200,869
Subordinated bonds/debts	147,079	148,494

Total	806,717	717,037

Debt securities
Listed in Mainland, PRC	109,597	91,631
Listed in Hong Kong, PRC	130	136
Listed in Singapore	20	19
Unlisted(i)	696,970	625,251

Total	806,717	717,037

(i)	Unlisted debt securities include those traded on the Chinese interbank market.

Summary of Fair Value Hierarchy of Financial Assets

Debt securities - fair value hierarchy	As at 31 December 2018			As at 31 December 2017
	Level 1 RMB million	Level 2 RMB million	Total RMB million	Level 1 RMB million	Level 2 RMB million	Total RMB million
Government bonds	15,387	175,622	191,009	33,496	90,216	123,712
Government agency bonds	72,455	204,029	276,484	20,281	203,031	223,312
Corporate bonds	10,965	209,302	220,267	1,360	195,177	196,537
Subordinated bonds/debts	—	155,783	155,783	—	149,423	149,423

Total	98,807	744,736	843,543	55,137	637,847	692,984

Contractual Maturity Schedule of Held-to-Maturity Securities

Debt securities - Contractual maturity schedule	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Maturing:
Within one year	16,907	22,496
After one year but within five years	137,840	112,932
After five years but within ten years	279,086	288,496
After ten years	372,884	293,113

Total	806,717	717,037

Summary of Loans
9.2	Loans

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Policy loans (i)	142,165	107,957
Other loans	308,086	275,547

Total	450,251	383,504

(i)	As at 31 December 2018, maturities of policy loans were within 6 months (as at 31 December 2017: same).

Summary of Loans Maturity

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Maturing:
Within one year	167,498	128,856
After one year but within five years	138,939	132,575
After five years but within ten years	99,501	90,556
After ten years	44,313	31,517

Total	450,251	383,504

Summary of Term Deposits Maturity
9.3	Term deposits

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Maturing:
Within one year	158,920	97,076
After one year but within five years	323,021	349,524
After five years but within ten years	77,400	2,800

Total	559,341	449,400

Summary of Restricted Statutory Deposits Maturity
9.4	Statutory deposits - restricted

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Contractual maturity schedule:
Within one year	500	3,933
After one year but within five years	5,833	2,400

Total	6,333	6,333

Summary of Available-for-Sale Securities
9.5	Available-for-sale securities

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Available-for-sale securities, at fair value
Debt securities
Government bonds	28,440	24,632
Government agency bonds	180,273	157,765
Corporate bonds	185,720	197,133
Subordinated bonds/debts	21,514	13,495
Others (i)	80,643	62,099

Subtotal	496,590	455,124

Equity securities
Funds	92,304	91,344
Common stocks	143,469	129,424
Preferred stocks	32,707	31,651
Wealth management products	31,348	40,327
Others (i)	53,479	42,027

Subtotal	353,307	334,773

Available-for-sale securities, at cost
Equity securities
Others (i)	20,636	20,837

Total	870,533	810,734

(i)	Other available-for-sale securities mainly include unlisted equity investments, private equity funds and trust schemes.

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Debt securities
Listed in Mainland, PRC	53,933	44,929
Unlisted	442,657	410,195

Subtotal	496,590	455,124

Equity securities
Listed in Mainland, PRC	102,190	93,384
Listed in Hong Kong, PRC	55,066	41,507
Listed overseas	162	132
Unlisted	216,525	220,587

Subtotal	373,943	355,610

Total	870,533	810,734

Contractual Maturity Schedule of Available-for-Sale Securities

Debt securities - Contractual maturity schedule	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Maturing:
Within one year	11,511	42,410
After one year but within five years	170,606	153,630
After five years but within ten years	214,826	167,552
After ten years	99,647	91,532

Total	496,590	455,124

Summary of Securities at Fair Value through Profit or Loss
9.6	Securities at fair value through profit or loss

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Debt securities
Government bonds	118	2,081
Government agency bonds	6,760	9,084
Corporate bonds	79,774	66,915
Others	1,351	4,811

Subtotal	88,003	82,891

Equity securities
Funds	13,967	9,892
Common stocks	35,241	44,026
Wealth management products	1,506	—

Subtotal	50,714	53,918

Total	138,717	136,809

Debt securities
Listed in Mainland, PRC	39,145	26,776
Listed in Hong Kong, PRC	108	—
Listed overseas	202	292
Unlisted	48,548	55,823

Subtotal	88,003	82,891

Equity securities
Listed in Mainland, PRC	31,962	39,442
Listed in Hong Kong, PRC	97	79
Listed overseas	6,552	7,187
Unlisted	12,103	7,210

Subtotal	50,714	53,918

Total	138,717	136,809

Contractual Maturity Schedule of Securities Purchased under Agreements to Resell
9.7	Securities purchased under agreements to resell

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Maturing:
Within 30 days	9,905	36,055
After 30 but within 90 days	—	130

Total	9,905	36,185

Summary of Accrued Investment Income
9.8	Accrued investment income

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Bank deposits	19,805	24,942
Debt securities	23,486	21,423
Others	5,111	4,276

Total	48,402	50,641

Current	47,834	44,789
Non-current	568	5,852

Total	48,402	50,641